Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Supplemental Cash Flow Information [Line Items]
Equity in loss of non-consolidated affiliates	$ 29	$ 71	$ 50
Dividends from non-consolidated affiliates	7	4	5
Equity in loss of non-consolidated affiliates, net of dividends	36	75	55
Loss on sales of affiliates	3	0	8
Gain on increased equity interest in subsidiary	0	(6)	0
Loss on sale of property and equipment	4	2	1
Loss (gain) on sale and impairment of repossessed collateral	0	(1)	9
Loss on sale of finance receivables	0	0	39
Write-off of debt issuance cost	13	0	4
Gain on settlement of financing arrangement	0	(10)	0
Other non-cash operating activities	20	(15)	61
Other current assets	1	(28)	(39)
Other noncurrent assets	16	(32)	7
Other current liabilities	198	130	(73)
Postretirement benefits liabilities	(79)	9	(40)
Other noncurrent liabilities	292	94	(16)
Other, net	(8)	(9)	1
Changes in other assets and liabilities	420	164	(160)
Interest, net of amounts capitalized	195	208	170
Income taxes, net of refunds	51	9	27
Property and equipment acquired under capital leases	58	0	12
Transfers from inventories to property and equipment for leases to others	$ 37	$ 9	$ 34